SEAFARER OVERSEAS GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (91.6%)
Belgium (1.5%)
Anheuser-Busch InBev SA, ADR	USD	760,000	$46,922,400

Total Belgium			46,922,400

Brazil (8.8%)
Ambev SA, ADR	USD	18,700,000	48,994,000
Itau Unibanco Holding SA, ADR	USD	9,750,000	64,350,000
Odontoprev SA	BRL	12,000,000	29,186,178
Raia Drogasil SA	BRL	10,239,500	52,288,743
XP, Inc., Class A	USD	3,299,000	81,089,420

Total Brazil			275,908,341

China / Hong Kong (11.0%)
Alibaba Group Holding, Ltd.	HKD	6,500,000	58,298,358
China Foods, Ltd.	HKD	108,314,000	40,039,583
DFI Retail Group Holdings, Ltd.	USD	15,500,000	30,904,163
Jardine Matheson Holdings, Ltd.	USD	1,551,579	62,302,336
Pacific Basin Shipping, Ltd.	HKD	158,000,000	43,980,808
Want Want China Holdings, Ltd.	HKD	67,500,000	37,212,441
WH Group, Ltd.	HKD	77,065,000	45,467,980
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	30,002,000	25,479,544

Total China / Hong Kong			343,685,213

Czech Republic (1.5%)
Moneta Money Bank AS	CZK	10,613,000	45,672,909

Total Czech Republic			45,672,909

France (1.8%)
Hermes International SCA	EUR	27,100	57,171,553

Total France			57,171,553

Hungary (3.0%)
Richter Gedeon Nyrt	HUF	3,500,000	94,481,144

Total Hungary			94,481,144

India (8.7%)
Computer Age Management Services, Ltd.	INR	1,586,397	55,415,163

Seafarer Overseas Growth and Income Fund	Portfolio of Investments

January 31, 2024 (Unaudited)

	Currency	Shares	Value
India (continued)
L&T Technology Services, Ltd.	INR	1,099,500	$73,786,717
Petronet LNG, Ltd.	INR	18,000,000	58,351,581
Tata Motors, Ltd.	INR	3,000,000	31,928,528
UPL, Ltd.	INR	8,000,000	51,768,221

Total India			271,250,210

Indonesia (2.3%)
Bank Central Asia Tbk PT	IDR	117,000,000	70,788,095

Total Indonesia			70,788,095

Japan (3.2%)
Rohm Co., Ltd.	JPY	5,750,000	99,240,612

Total Japan			99,240,612

Mexico (5.2%)
Becle SAB de CV	MXN	29,780,000	55,471,446
Bolsa Mexicana de Valores SAB de CV	MXN	11,000,000	22,355,983
Wal-Mart de Mexico SAB de CV	MXN	20,642,000	85,259,262

Total Mexico			163,086,691

Peru (1.6%)
Credicorp, Ltd.	USD	338,000	50,169,340

Total Peru			50,169,340

Poland (1.1%)
CD Projekt SA	PLN	1,300,000	33,933,702

Total Poland			33,933,702

Qatar (1.7%)
Qatar Gas Transport Co., Ltd.	QAR	54,613,950	52,028,180

Total Qatar			52,028,180

Singapore (4.8%)
Singapore Exchange, Ltd.	SGD	9,785,000	68,325,136
Venture Corp., Ltd.	SGD	8,150,000	81,194,984

Total Singapore			149,520,120

	Currency	Shares	Value
South Africa (3.5%)
Sanlam, Ltd.	ZAR	28,250,000	$107,779,276

Total South Africa			107,779,276

South Korea (16.5%)
Coway Co., Ltd.	KRW	1,130,000	46,872,092
Hyundai Mobis Co., Ltd.	KRW	882,500	138,334,959
Innocean Worldwide, Inc.	KRW	1,620,000	26,337,089
NAVER Corp.	KRW	431,250	64,308,936
Samsung Biologics Co., Ltd.(a)	KRW	155,000	97,568,240
Samsung C&T Corp.	KRW	450,000	46,487,023
Samsung Electronics Co., Ltd.	KRW	885,000	48,088,103
Samsung SDI Co., Ltd.	KRW	173,000	48,011,591

Total South Korea			516,008,033

Taiwan (5.5%)
Accton Technology Corp.	TWD	5,560,000	93,533,405
Novatek Microelectronics Corp.	TWD	4,725,000	76,968,861

Total Taiwan			170,502,266

Thailand (2.9%)
Bangkok Dusit Medical Services PCL, Class F	THB	60,000,000	46,508,262
Siam Cement PCL	THB	5,590,000	44,118,103

Total Thailand			90,626,365

United Arab Emirates (4.4%)
Emaar Properties PJSC	AED	29,276,000	59,192,327
National Central Cooling Co. PJSC	AED	49,197,777	42,996,737
Salik Co. PJSC	AED	37,000,000	34,955,553

Total United Arab Emirates			137,144,617

United Kingdom (1.6%)
Mondi PLC	GBP	2,855,733	51,173,608

Total United Kingdom			51,173,608

Seafarer Overseas Growth and Income Fund	Portfolio of Investments

January 31, 2024 (Unaudited)

	Currency	Shares	Value
Vietnam (1.0%)
PetroVietnam Gas JSC	VND	10,000,000	$30,757,650

Total Vietnam			30,757,650

TOTAL COMMON STOCKS
(Cost $2,838,405,681)			2,857,850,325

PREFERRED STOCKS (3.0%)
South Korea (3.0%)
Samsung Electronics Co., Ltd.	KRW	2,160,000	94,512,646

Total South Korea			94,512,646

TOTAL PREFERRED STOCKS
(Cost $82,125,308)			94,512,646

TOTAL INVESTMENTS
(Cost $2,920,530,989) (94.6%)			$2,952,362,971

Cash and Other Assets, Less Liabilities (5.4%)			169,259,321
NET ASSETS (100.0%)			$3,121,622,292

Value is stated in local currency unless otherwise noted.

(a)	Non-income producing security.

ADR American Depositary Receipt

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CZK	-	Czech Republic Koruna
EUR	-	European Union Euro
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
GBP	-	United Kingdom Pound
IDR	-	Indonesia Rupiah
INR	-	India Rupee
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Industry Composition (Unaudited)
Apparel & Textile Products	1.8%
Asset Management	6.1%
Automotive	6.9%
Banking	7.4%
Beverages	6.2%
Biotechnology & Pharmaceuticals	6.1%
Chemicals	1.6%
Construction Materials	1.4%
Containers & Packaging	1.6%
E-Commerce Discretionary	1.9%
Electric Utilities	1.4%
Engineering & Construction	3.9%
Entertainment Content	1.1%
Food	2.6%
Health Care Facilities & Services	2.4%
Home & Office Products	1.5%
Institutional Financial Services	2.9%
Internet Media & Services	2.1%
Oil & Gas Producers	2.9%
Real Estate Owners & Developers	1.9%
Retail - Consumer Staples	5.4%
Retail - Discretionary	2.0%
Semiconductors	5.7%
Specialty Finance	1.8%
Technology Hardware	10.1%
Transportation & Logistics	4.2%
Other Industries (each less than 1%)	1.7%
Cash and Other Assets, Less Liabilities	5.4%
Total	100.0%

See Notes to Quarterly Portfolio of Investments.

SEAFARER OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (96.0%)
Belgium (2.1%)
Anheuser-Busch InBev SA, ADR	USD	32,000	$1,975,680

Total Belgium			1,975,680

Brazil (11.6%)
Ambev SA, ADR	USD	699,000	1,831,380
Itau Unibanco Holding SA, ADR	USD	424,000	2,798,400
Odontoprev SA	BRL	1,000,000	2,432,182
XP, Inc., Class A	USD	156,000	3,834,480

Total Brazil			10,896,442

China / Hong Kong (27.4%)
China Foods, Ltd.	HKD	6,603,000	2,440,879
China Yangtze Power Co., Ltd., Class A	CNY	661,990	2,251,420
DFI Retail Group Holdings, Ltd.	USD	1,139,000	2,270,958
First Pacific Co., Ltd.	HKD	5,490,000	2,085,306
Giordano International, Ltd.	HKD	5,200,000	1,363,529
Jardine Matheson Holdings, Ltd.	USD	54,213	2,176,877
Melco International Development, Ltd.	HKD	3,801,000	2,465,250
Pacific Basin Shipping, Ltd.	HKD	9,211,000	2,563,970
Pico Far East Holdings, Ltd.	HKD	5,538,000	1,070,696
Shangri-La Asia, Ltd.	HKD	3,894,000	2,419,746
Want Want China Holdings, Ltd.	HKD	2,767,000	1,525,434
WH Group, Ltd.	HKD	4,945,000	2,917,526

Total China / Hong Kong			25,551,591

Czech Republic (2.9%)
Moneta Money Bank AS	CZK	634,000	2,728,411

Total Czech Republic			2,728,411

Georgia (5.4%)
Bank of Georgia Group PLC	GBP	46,000	2,212,323
Georgia Capital PLC	GBP	203,174	2,883,800

Total Georgia			5,096,123

India (6.5%)
Petronet LNG, Ltd.	INR	920,000	2,982,414
Tata Motors, Ltd.	INR	99,000	1,053,641

Seafarer Overseas Value Fund	Portfolio of Investments

January 31, 2024 (Unaudited)

	Currency	Shares	Value
India (continued)
UPL, Ltd.	INR	315,000	$2,038,374

Total India			6,074,429

Mexico (2.2%)
Coca-Cola Femsa SAB de CV, ADR	USD	22,000	2,088,680

Total Mexico			2,088,680

Peru (2.9%)
Credicorp, Ltd.	USD	18,500	2,745,955

Total Peru			2,745,955

Qatar (2.7%)
Qatar Gas Transport Co., Ltd.	QAR	2,660,000	2,534,059

Total Qatar			2,534,059

Singapore (5.9%)
Genting Singapore, Ltd.	SGD	2,770,000	2,080,285
HRnetgroup, Ltd.	SGD	3,023,000	1,599,948
Wilmar International, Ltd.	SGD	759,000	1,858,555

Total Singapore			5,538,788

South Korea (7.3%)
Innocean Worldwide, Inc.	KRW	160,000	2,601,194
Samsung C&T Corp.	KRW	24,000	2,479,308
Samsung SDI Co., Ltd.	KRW	6,300	1,748,399

Total South Korea			6,828,901

Thailand (2.0%)
Siam Cement PCL	THB	234,000	1,846,804

Total Thailand			1,846,804

United Arab Emirates (9.7%)
Emaar Properties PJSC	AED	1,124,000	2,272,584
Fertiglobe PLC	AED	2,400,000	1,823,058
National Central Cooling Co. PJSC	AED	2,481,137	2,168,407
Salik Co. PJSC	AED	3,000,000	2,834,234

Total United Arab Emirates			9,098,283

	Currency	Shares	Value
United Kingdom (3.0%)
Mondi PLC	GBP	154,913	$2,775,988

Total United Kingdom			2,775,988

Vietnam (4.4%)
Petrovietnam Fertilizer & Chemicals JSC	VND	1,010,000	1,347,512
PetroVietnam Technical Services Corp.	VND	1,873,080	2,814,413

Total Vietnam			4,161,925

TOTAL COMMON STOCKS
(Cost $84,447,529)			89,942,059

PREFERRED STOCKS (0.2%)
South Korea (0.2%)
Samsung C&T Corp.	KRW	1,800	142,637

Total South Korea			142,637

TOTAL PREFERRED STOCKS
(Cost $184,192)			142,637

TOTAL INVESTMENTS
(Cost $84,631,721) (96.2%)			$90,084,696

Cash and Other Assets, Less Liabilities (3.8%)			3,602,266
NET ASSETS (100.0%)			$93,686,962

Value is stated in local currency unless otherwise noted.

ADR American Depositary Receipt

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
INR	-	India Rupee
KRW	-	South Korea Won
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Seafarer Overseas Value Fund	Portfolio of Investments

January 31, 2024 (Unaudited)

Industry Composition (Unaudited)
Advertising & Marketing	2.8%
Asset Management	7.0%
Automotive	3.0%
Banking	11.2%
Beverages	8.9%
Chemicals	5.5%
Commercial Support Services	2.8%
Construction Materials	2.0%
Containers & Packaging	3.0%
Electric Utilities	4.7%
Engineering & Construction	2.8%
Food	9.1%
Health Care Facilities & Services	2.6%
Leisure Facilities & Services	7.5%
Oil & Gas Producers	3.2%
Oil & Gas Services & Equipment	3.0%
Real Estate Owners & Developers	2.4%
Retail - Consumer Staples	2.4%
Retail - Discretionary	3.8%
Transportation & Logistics	8.5%
Cash and Other Assets, Less Liabilities	3.8%
Total	100.0%

See Notes to Quarterly Portfolio of Investments.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2024 (Unaudited)

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Investor Class and Institutional Class shares.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange-traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures utilized by Seafarer Capital Partners, LLC (the “Adviser”), as the Funds' Valuation Designee, and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2024 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Adviser, as the Funds' Valuation Designee, believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by each Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. Fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable or not indicative of fair value. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2024 (Unaudited)

The following is a summary of the inputs used to value each Fund as of January 31, 2024:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Belgium	$46,922,400	$–	$–	$46,922,400
Brazil	275,908,341	–	–	275,908,341
China / Hong Kong	77,252,024	266,433,189	–	343,685,213
Czech Republic	–	45,672,909	–	45,672,909
France	–	57,171,553	–	57,171,553
Hungary	94,481,144	–	–	94,481,144
India	–	271,250,210	–	271,250,210
Indonesia	–	70,788,095	–	70,788,095
Japan	–	99,240,612	–	99,240,612
Mexico	163,086,691	–	–	163,086,691
Peru	50,169,340	–	–	50,169,340
Poland	–	33,933,702	–	33,933,702
Qatar	–	52,028,180	–	52,028,180
Singapore	–	149,520,120	–	149,520,120
South Africa	107,779,276	–	–	107,779,276
South Korea	–	516,008,033	–	516,008,033
Taiwan	–	170,502,266	–	170,502,266
Thailand	44,118,103	46,508,262	–	90,626,365
United Arab Emirates	77,952,290	59,192,327	–	137,144,617
United Kingdom	51,173,608	–	–	51,173,608
Vietnam	–	30,757,650	–	30,757,650
Preferred Stocks	–	94,512,646	–	94,512,646
Total	$988,843,217	$1,963,519,754	$–	$2,952,362,971

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2024 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Belgium	$1,975,680	$–	$–	$1,975,680
Brazil	10,896,442	–	–	10,896,442
China / Hong Kong	5,329,842	20,221,749	–	25,551,591
Czech Republic	–	2,728,411	–	2,728,411
Georgia	5,096,123	–	–	5,096,123
India	–	6,074,429	–	6,074,429
Mexico	2,088,680	–	–	2,088,680
Peru	2,745,955	–	–	2,745,955
Qatar	–	2,534,059	–	2,534,059
Singapore	1,599,948	3,938,840	–	5,538,788
South Korea	–	6,828,901	–	6,828,901
Thailand	1,846,804	–	–	1,846,804
United Arab Emirates	6,825,699	2,272,584	–	9,098,283
United Kingdom	2,775,988	–	–	2,775,988
Vietnam	2,814,413	1,347,512	–	4,161,925
Preferred Stocks	–	142,637	–	142,637
Total	$43,995,574	$46,089,122	$–	$90,084,696

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

For the period ended January 31, 2024, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each share class in proportion to its average daily net assets.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2024 (Unaudited)

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close dates. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.